SHARE-BASED COMPENSATION - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	1,021,156	1,321,288
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 14.54	$ 14.26
Number of share options exercised in share-based payment arrangement | Share	(23,956)	(150,511)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 10.50	$ 12.19
Number of share options expired and forfeited in share-based payment arrangement | Share	0	(149,621)
Weighted average exercise price of share options expired and forfeited in share-based payment arrangement | $ / shares	$ 0	$ 14.46
Number of share options outstanding in share-based payment arrangement at end of period | Share	997,200	1,021,156
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 14.63	$ 14.54
Number of share options exercisable in share-based payment arrangement | Share	0	23,956
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 0	$ 10.50